INCOME TAXES - Significant components of the Company's deferred tax assets and liabilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 64,394,000	$ 28,194,000
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,291,000	941,000
Exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,290,000	12,674,000
Non-capital tax losses carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,416,000	8,537,000
Net capital losses carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	11,528,000	167,000
Capital assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,362,000	556,000
Reclamation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,411,000
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 7,096,000	$ 5,319,000